Net Investments in Properties (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real Estate Investment Property At Cost
Accumulated depreciation (inclusive of amounts attributable to consolidated VIEs of $16,110 and $22,350, respectively)	$ (136,068)	$ (135,175)
Net investments in properties	2,295,248	621,182
Real Estate
Real Estate Investment Property At Cost
Land	509,530	111,483
Buildings	1,822,083	534,999
Accumulated depreciation (inclusive of amounts attributable to consolidated VIEs of $16,110 and $22,350, respectively)	(116,075)	(118,054)
Net investments in properties	2,215,538	528,428
Operating real estate
Real Estate Investment Property At Cost
Land	22,158	24,031
Buildings	77,545	85,844
Accumulated depreciation (inclusive of amounts attributable to consolidated VIEs of $16,110 and $22,350, respectively)	(19,993)	(17,121)
Net investments in properties	$ 79,710	$ 92,754